Goodwill and Intangible Assets - Estimated Future Amortization Expense (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025 (excluding the first six months of fiscal year 2025)	$ 10,808
2026	21,616	$ 21,616
2027	21,234	21,616
2028	20,073	21,234
2029	18,853	20,073
2030 and thereafter	78,761
Net Carrying Amount	$ 171,345	$ 182,153